Long-term Debt - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Credit facility expiration period			5 years
Credit facility maximum borrowing capacity			$ 430,000,000
Funds used to pay dividend		$ 140,000,000	173,900,000
Term Loan B [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 510,000,000	390,000,000
Credit facility quarterly principal installment payment				$ 1,275,000
Debt instrument maturity date	Mar. 31, 2021			Mar. 31, 2021	Mar. 31, 2021
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 40,000,000
Debt instrument maturity date	Mar. 31, 2019			Mar. 31, 2019	Mar. 31, 2019
Unused portion of credit facility				$ 40,000,000